BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2022
BUSINESS ACQUISITION
Schedule of fair value of the assets acquired and the liabilities assumed

Amount
RMB
Purchase consideration	10,000

Identifiable intangible assets acquired
—Non-compete agreements	8,400
—Trademarks	1,000
—Database	1,000
Goodwill	5,690
Deferred tax liabilities	(2,080)
Net liabilities assumed	(4,010)
Total	10,000